restructuring and other costs (Tables)	12 Months Ended
Dec. 31, 2018
restructuring and other costs
Schedule of restructuring and other costs presented in the Consolidated statements of income and other comprehensive income

	Restructuring (b)		Other (c)		Total
Years ended December 31 (millions)	2018	2017	2018	2017	2018	2017
				(adjusted – Note 2(c))		(adjusted – Note 2(c))
Goods and services purchased	$52	$66	$129	$15	$181	$81
Employee benefits expense	126	26	10	10	136	36
	$178	$92	$139	$25	$317	$117